Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Payables And Accrued Liabilities
Salary payables	$ 846,761	$ 563,334
Employee reimbursement and benefit payables	63,586	38,167
Professional fees payable		78,482
Other miscellaneous payables	23,099	7,719
Warranty liability	14,530	0
Total other payables and accrued liabilities	$ 947,976	$ 687,702